Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member]	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash used in operating activities	$ (1,962,950)	¥ (13,318,813)	¥ (39,836,955)
Net cash (used in)/ provided by investing activities	133,836	908,093	(5,658,778)
Net cash provided by financing activities	1,631,870	11,072,404	50,333,827
Effect of exchange rate changes on cash	(397,827)	(2,699,305)	(800,211)
Net change in cash	(595,071)	(4,037,621)	4,037,883
Cash, cash equivalents and restricted cash at beginning of the year	595,110	4,037,883
Cash, cash equivalents and restricted cash at end of the year	$ 39	¥ 262	¥ 4,037,883